REVENUES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]	Revenue by Type

FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,416	$—	$1,289	$4,111	$12,815	$763	$20,394
Other revenue	1,185	50	251	243	813	732	3,274
	$2,601	$50	$1,540	$4,354	$13,628	$1,495	$23,668

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$2,648	$—	$2,574	$8,199	$25,938	$1,432	$40,791
Other revenue	2,424	70	329	439	1,426	1,486	6,174
	$5,072	$70	$2,903	$8,638	$27,364	$2,918	$46,965

FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,082	$—	$1,302	$3,559	$13,959	$711	$20,613
Other revenue	998	64	38	176	622	745	2,643
	$2,080	$64	$1,340	$3,735	$14,581	$1,456	$23,256

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Revenue from contracts with customers	$1,893	$—	$2,548	$6,845	$26,760	$1,504	$39,550
Other revenue	2,220	102	38	350	1,225	1,653	5,588
	$4,113	$102	$2,586	$7,195	$27,985	$3,157	$45,138

Disclosure of maturity analysis of finance lease payments receivable [text block]	Timing of Recognition of Revenue from Contracts with Customers

FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$502	$37	$4	$10,149	$502	$11,194
Services transferred over a period of time	914	1,252	4,107	2,666	261	9,200
	$1,416	$1,289	$4,111	$12,815	$763	$20,394

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$917	$95	$4	$20,726	$937	$22,679
Services transferred over a period of time	1,731	2,479	8,195	5,212	495	18,112
	$2,648	$2,574	$8,199	$25,938	$1,432	$40,791

FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$339	$57	$—	$11,977	$456	$12,829
Services transferred over a period of time	743	1,245	3,559	1,982	255	7,784
	$1,082	$1,302	$3,559	$13,959	$711	$20,613

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Total Revenues
Goods and services provided at a point in time	$541	$96	$—	$23,030	$988	$24,655
Services transferred over a period of time	1,352	2,452	6,845	3,730	516	14,895
	$1,893	$2,548	$6,845	$26,760	$1,504	$39,550